Deferred income (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accruals and deferred income including contract liabilities [abstract]
Deferred income		$ 1,233
Contract liabilities	$ 2,736	$ 3,599